SEPTEMBER 30, 2013
Prospectus
BlackRock California Municipal Series Trust | Investor and Institutional Shares
►	BlackRock California Municipal Bond Fund
Investor A: MECMX • Investor B: MBCMX • Investor C: MFCMX • Institutional: MACMX
BlackRock Multi-State Municipal Series Trust | Investor and Institutional Shares
►	BlackRock New Jersey Municipal Bond Fund
Investor A: MENJX • Investor C: MFNJX • Institutional: MANJX
►	BlackRock Pennsylvania Municipal Bond Fund
Investor A: MEPYX • Investor C: MFPYX • Institutional: MAPYX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About BlackRock California Municipal Bond Fund	3
	Key Facts About BlackRock New Jersey Municipal Bond Fund	8
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	13

Details About the Funds	How each Fund Invests	18
	Investment Risks	21

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	44
	Portfolio Manager Information	45
	Conflicts of Interest	47
	Valuation of Fund Investments	47
	Dividends, Distributions and Taxes	48

Financial Highlights	Financial Performance of the Funds	52

General Information	Shareholder Documents	62
	Certain Fund Policies	62
	Statement of Additional Information	63

Glossary	Glossary of Investment Terms	64

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock California Municipal Bond Fund
Investment Objective

The investment objective of BlackRock California Municipal Bond Fund (the “California Fund” or the “Fund”) is to provide shareholders with income exempt from Federal and California income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 30 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		4.00% [2]		1.00% [3]		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Management Fee		0.54%		0.54%		0.54%		0.54%
Distribution and/or Service (12b-1) Fees		0.25%		0.50%		1.00%		None
Other Expenses		0.17%		0.21%		0.19%		0.19%
Interest Expense	0.07%		0.07%		0.07%		0.07%
Miscellaneous Other Expenses	0.10%		0.14%		0.12%		0.12%
Acquired Fund Fees and Expenses[4]		0.03%		0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses[4]		0.99%		1.28%		1.76%		0.76%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.00% if shares are redeemed in less than two years. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$522	$727	$949	$1,586
Investor B Shares	$530	$706	$902	$1,545
3

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$279	$554	$954	$2,073
Institutional Shares	$ 78	$243	$422	$ 942

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$130	$406	$702	$1,545
Investor C Shares	$179	$554	$954	$2,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from California income tax. Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
4

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of California. As a result, the Fund is more exposed to risks affecting issuers of California municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P California Municipal Bond Index and the S&P Municipal Bond Index. Prior to the Investor A and Investor C Shares inception date of October 2, 2006, the returns for Investor A and Investor C Shares are based upon performance of the Fund’s Institutional Shares. The returns for Investor A and Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to such Shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
5

Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock California Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.07% (quarter ended September 30, 2009) and the lowest return for a quarter was -6.13% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -4.96%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock California Municipal Bond Fund — Institutional
Return Before Taxes	11.69%	6.98%	5.27%
Return After Taxes on Distributions	11.65%	6.97%	5.26%
Return After Taxes on Distributions and Sale of Shares	9.06%	6.62%	5.15%
BlackRock California Municipal Bond Fund — Investor A
Return Before Taxes	6.70%	5.81%	4.56%
BlackRock California Municipal Bond Fund — Investor B
Return Before Taxes	7.09%	6.14%	4.75%
BlackRock California Municipal Bond Fund — Investor C
Return Before Taxes	9.49%	5.94%	4.24%
S&P California Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	8.89%	6.04%	5.33%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A Shares, Investor B Shares and Investor C Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
6

Name	Portfolio Manager of the Fund Since	Title
Walter O’Connor, CFA	1993	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Investor B Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing Automatic Investment Plan.	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	N/A	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary to recommend the Fund over another investment. Ask your individual Financial Intermediary or visit your Financial Intermediary’s website for more information.
7

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 30 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		1.00% [2]		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Management Fee		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		None
Other Expenses		0.17%		0.17%		0.28%
Interest Expense	0.02%		0.02%		0.02%
Miscellaneous Other Expenses	0.15%		0.15%		0.26%
Acquired Fund Fees and Expenses[3]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[3]		0.98%		1.73%		0.84%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$521	$724	$ 944	$1,575
Investor C Shares	$276	$545	$ 939	$2,041
Institutional Shares	$ 86	$268	$ 466	$1,037

You will pay the following expenses if you do not redeem your shares:
8

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$545	$ 939	$2,041

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
9

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because a Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P New Jersey Municipal Bond Index and the S&P Municipal Bond Index. Prior to the Investor A and Investor C Shares inception date of October 2, 2006, the returns for Investor A and Investor C Shares are based upon performance of the Fund’s Institutional Shares. The returns for Investor A and Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to such shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
10

Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.14% (quarter ended September 30, 2009) and the lowest return for a quarter was -5.44% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -4.47%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond Fund — Institutional
Return Before Taxes	10.56%	6.34%	5.49%
Return After Taxes on Distributions	10.51%	6.33%	5.48%
Return After Taxes on Distributions and Sale of Shares	8.31%	6.06%	5.34%
BlackRock New Jersey Municipal Bond Fund — Investor A
Return Before Taxes	5.74%	5.24%	4.81%
BlackRock New Jersey Municipal Bond Fund — Investor C
Return Before Taxes	8.60%	5.34%	4.47%
S&P New Jersey Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	8.36%	6.03%	5.43%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A Shares and Investor C Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy T. Browse, CFA	2006	Director of BlackRock, Inc.
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.

11

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from New Jersey personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary to recommend the Fund over another investment. Ask your individual Financial Intermediary or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 30 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		1.00% [2]		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Management Fee		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		None
Other Expenses		0.26%		0.24%		0.37%
Interest Expense	0.11%		0.11%		0.11%
Miscellaneous Other Expenses	0.15%		0.13%		0.26%
Acquired Fund Fees and Expenses[3]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[3]		1.07%		1.80%		0.93%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$529	$751	$ 990	$1,675
Investor C Shares	$283	$566	$ 975	$2,116
Institutional Shares	$ 95	$296	$ 515	$1,143

You would pay the following expenses if you did not redeem your shares:
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	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$183	$566	$ 975	$2,116

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
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Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because a Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Pennsylvania Municipal Bond Index and the S&P Municipal Bond Index. Prior to the Investor A and Investor C Shares inception date of October 2, 2006, the returns for Investor A and Investor C Shares are based upon performance of the Fund’s Institutional Shares. The returns for Investor A and Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to such shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
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Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 8.76% (quarter ended September 30, 2009) and the lowest return for a quarter was -6.57% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -4.62%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond Fund — Institutional
Return Before Taxes	9.37%	6.08%	5.14%
Return After Taxes on Distributions	9.37%	6.08%	5.12%
Return After Taxes on Distributions and Sale of Shares	7.67%	5.86%	5.04%
BlackRock Pennsylvania Municipal Bond Fund — Investor A
Return Before Taxes	4.44%	4.94%	4.44%
BlackRock Pennsylvania Municipal Bond Fund — Investor C
Return Before Taxes	7.32%	5.03%	4.11%
S&P Pennsylvania Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	6.89%	5.74%	5.15%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A Shares and Investor C Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

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Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from Pennsylvania personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary to recommend the Fund over another investment. Ask your individual Financial Intermediary or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock California Municipal Bond Fund (the “California Fund”), BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each a “Fund” and, collectively, the “Funds”) and your rights as a shareholder.
How each Fund Invests

Investment Process
With respect to each Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, Fund management considers the availability of features that protect against an early call of a bond by the issuer.
California Fund
Investment Objective
The investment objective of the California Fund is to provide shareholders with income exempt from Federal and California income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
The Fund invests primarily in long-term investment grade California municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from California income tax. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in California or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Trust Certificates”), which are sold to other third party
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investors, and residual interest municipal tender option bonds (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Walter O’Connor, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the TOB Trust, into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: TOB Trust Certificates, which are sold to other third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Timothy T. Browse, CFA, Theodore R. Jaeckel, Jr., CFA and Walter O’Connor, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the TOB Trust, into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: TOB Trust Certificates, which are sold to other third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.
■	Derivatives — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such
20

as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.
■	Indexed and Inverse Floating Rate Securities — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
■	Variable Rate Demand Obligations — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
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Principal Risks of Investing in the Funds
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Interest Rate Risk — Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.
Tax-Exempt Status Risk — In making investments, a Fund and the investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, a Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (New Jersey Fund and Pennsylvania Fund) — The Fund is a non-diversified fund. Because a Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
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■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
California — California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State has a population of about 38.0 million, which has been growing at a 1-2 percent annual rate for several decades. In 2012, gross domestic product of goods and services in the State exceeded $2.0 trillion. Total civilian employment was almost 17.0 million as of July 2013.
The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. While the California economy has been improving since 2009, by mid-2011 the State Department of Finance indicated that, due to a host of external factors, economic progress had slowed. Although the State labor market conditions have improved since the depths of the recession, the State’s unemployment rate, at 8.7 percent in July 2013, is approximately 1.3 percent higher than the national average.
The adopted State budget for fiscal year 2013-14, which began with a reserve of approximately $254 million, was projected to leave a fiscal year-end reserve of approximately $1.1 billion at June 30, 2012. The projected budget results are a dramatic improvement from prior budgets following the recession, which, with the exception of the budget for fiscal year 2012-13, consistently had multi-billion dollar deficits.
Most local government agencies continue to face budget constraints due to limited taxing powers and a weakened economy, among other factors. Counties, in particular, also face the rising costs of mandated expenditures for health, welfare and public safety. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. Three California cities, Vallejo, Stockton and San Bernardino, and the Town of Mammoth Lakes, have filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code. Other cities have indicated they, too, are facing severe fiscal conditions.
State general obligation bonds are, as of September 1, 2013, rated “A1” by Moody’s Investors Service, “A” by Standard & Poor’s, and “A” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.
New Jersey — Economic conditions in New Jersey have continued to improve from the low levels reached in the 2008-2009 recession. This improvement has been manifested in the expansion of consumer and capital spending, and has resulted in increased employment. Aggregate household wealth has reached new highs, largely reflecting the recovery of the stock market, but home values have also begun to increase. Household debt balances have declined. More recently, the housing market has started to improve. According to information released by the New Jersey Department of Labor and Workforce Development on March 18, 2013, payroll employment in 2012 averaged 1.3% higher than in 2011, which was the largest percentage gain since 2000. New Jersey’s level of payroll employment as of June 2013 was 3.970 million, which was 1.9% (+74,800) higher than the level of payroll employment as of June 2012.
Pennsylvania — Although the Pennsylvania economy has diversified into other industries, it has historically been identified as a heavy industry state. As in many other industrially developed states, economic activity may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing laws or laws with respect to tax-exempt financing.
■	Tender Option Bonds Risk— The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security,
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including the risk of loss of principal. Distributions on TOB Residuals and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals and inverse floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in tender option bonds on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of certain termination events. When a Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any Liquidation Shortfall.
Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Derivatives Risk — Derivatives are volatile and involve significant risks, including:
Volatility Risk – The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Liquidity Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk – Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk – When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk – The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
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Regulatory Risk – Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. In particular, the Dodd-Frank Wall Street Reform Act (the “Reform Act”) may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Reform Act substantially increases regulation of the over-the-counter derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include over-the-counter derivatives and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, the Fund may be subject to additional recordkeeping and reporting requirements.
Risks Specific to Certain Derivatives Used by the Fund
Credit Default Swaps – Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures – Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Indexed and Inverse Securities – Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
Swaps – Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.
■	Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
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■	Insurance Risk — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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■	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Taxability Risk — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risks — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C or Institutional Shares, as applicable, in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial adviser or Financial Intermediary can help you determine which share class is best suited to your personal financial goals.
For example, if you select Institutional Shares, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.
If you select Investor C Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor C Shares within one year. Classes with lower expenses will have higher net asset values and dividends relative to other share classes.
Investor B Shares are offered on a very limited basis as described below. Investor B Shares are subject to ongoing service and distribution fees and may be subject to a deferred sales charge.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table on the following pages below summarizes key features of each of the share classes of each Fund.
Share Classes at a Glance1
Investor A	Investor B	Investor C2,3	Institutional
Availability	Generally available through Financial Intermediaries.	Available only through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.	Generally available through Financial Intermediaries.	Limited to certain investors, including:
• Current Institutional shareholders that meet certain requirements.
• Certain employer-sponsored retirement plans.
• Participants in certain programs sponsored by BlackRock or its affiliates, or other Financial Intermediaries.
• Certain employees and affiliates of BlackRock or its affiliates.
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	Investor A	Investor B	Investor C2,3	Institutional
Minimum Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans.$50, if establishing an Automatic Investment Plan.	Investor B Shares are not generally available for purchase (see above).	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for certain employer-sponsored retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within eighteen months).	Yes. Payable if you redeem within six years of purchase.	Yes. Payable if you redeem within one year of purchase.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	0.25% Annual Distribution Fee. 0.25% Annual Service Fee.	0.75% Annual Distribution Fee. 0.25% Annual Service Fee.	No.
Redemption Fees?	No.	No.	No.	No.
Conversion to Investor Shares?	N/A	Yes, automatically after approximately ten years.	No.	No.
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.	No up-front sales charge so you start off owning more shares.	No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to Investor A Shares.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	Limited availability. You pay ongoing distribution fees each year you own Investor B Shares, which means that over the long term you can expect higher total fees per share than Investor A Shares and, as a result, lower total performance.	You pay ongoing distribution fees each year you own Investor C Shares, which means that over the long term you can expect higher total fees per share than Investor A Shares and, as a result, lower total performance.	Limited availability.

[1]	Please see “Details About the Share Classes” for more information about each share class.
[2]	If you establish a new account directly with a Fund and do not have a Financial Intermediary associated with your account, you may only invest in Investor A Shares. Applications without a Financial Intermediary that select Investor C Shares will not be accepted.
[3]	The Fund will not accept a purchase order of $500,000 or more for Investor C Shares. Your Financial Intermediary may set a lower maximum for Investor C Shares.
The following pages will cover the additional details of each share class, including the Institutional Shares requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
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Details About the Share Classes

Investor A Shares — Initial Sales Charge Option
The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.
Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.25%	3.36%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.25%	2.30%	2.00%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.
[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.
No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.
Sales Charges Reduced or Eliminated for Investor A Shares
There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).
Reductions or eliminations through a Letter of Intent or right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.
Qualifying Holdings — Investor Shares, Institutional Shares (in most BlackRock Funds) and investments in the BlackRock CollegeAdvantage 529 Program
Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.
In order to receive a reduced sales charge, at the time an investor purchases shares of a Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of a Fund or any other BlackRock Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.
The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that
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the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s Financial Intermediary or BlackRock Funds may not be able to maintain this information.
For more information, see the SAI or contact your Financial Intermediary.
Letter of Intent
An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C or Institutional Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.
Right of Accumulation
Investors have a “right of accumulation” under which the current value of (i) an investor’s existing BlackRock Funds Investor A and A1, Investor B, B1 and B3, Investor C, C1, C2 and C3 and Institutional Shares and/or (ii) the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
Other Front-End Sales Charge Waivers
The following persons may also buy Investor A Shares without paying a sales charge:
■	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
■	Rollovers of current investments through certain employer-sponsored retirement plans provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;
■	Insurance company separate accounts;
■	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
■	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;
■	Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;
■	Persons associated with the Fund, the Fund’s manager, the Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock-advised Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and
■	State sponsored 529 college savings plans.
The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.
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Investor A Shares at Net Asset Value
If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”
If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.
Investor B and Investor C Shares — Deferred Sales Charge Options
Investor B Shares are currently available for purchase only through exchanges and dividend reinvestments by current holders of Investor B Shares and for purchases by certain employer-sponsored retirement plans. If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years after purchase or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. You will also pay combined distribution and service fees as follows:
Fund	Investor B	Investor C
California Fund	0.50%	1.00%
New Jersey Fund	N/A	1.00%
Pennsylvania Fund	N/A	1.00%

Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the ﬁnancial professional or Financial Intermediary who assists you in purchasing Fund shares.
The Distributor currently pays dealers a sales concession of 4.00% of the purchase price of Investor B Shares from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.
The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Investor C Shares from its own resources at the time of sale. The Distributor pays the annual Investor C Shares distribution fee and the annual Investor C Shares service fee as an ongoing concession and as a shareholder servicing fee, respectively, to dealers for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the ﬁrst year after purchase. For certain employer-sponsored retirement plans, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the ﬁrst year after purchase in lieu of paying the sales concession. This may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your Financial Intermediary.
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Investor B Shares
If you redeem Investor B Shares within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the Shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:
California Fund
Years Since Purchase	Sales Charge[1]
0–1	4.00%
1–2	4.00%
2–3	3.00%
3–4	3.00%
4–5	2.00%
5–6	1.00%
6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original deferred sales charge schedule will apply.
Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
Your Investor B Shares convert automatically into Investor A1 Shares approximately ten years after purchase for the California Fund. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A1 Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A1 Shares is not a taxable event for Federal income tax purposes.
Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of fixed-income funds typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.
Investor C Shares
If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
Investor C Shares do not offer a conversion privilege.
Contingent Deferred Sales Charge Waivers
The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:
■	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans;
■	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer your Account”;
■	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70½;
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■	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59½ years old and you purchased your shares prior to October 2, 2006;
■	Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;
■	Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);
■	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;
■	Involuntary redemptions made of shares in accounts with low balances;
■	Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or an affiliate;
■	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and
■	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
Institutional Shares
Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Eligible Institutional investors include the following:
■	Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of the Fund directly from the Fund;
■	Institutional and individual retail investors with a minimum investment of $2 million who purchase directly from a Fund;
■	Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
■	Investors in selected fee-based programs;
■	Clients of registered investment advisers who have $250,000 invested in a Fund;
■	Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;
■	Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;
■	Holders of certain Merrill Lynch & Co., Inc. (“Merrill Lynch”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund; and
■	Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Merrill Lynch, PNC, Barclays or their respective affiliates.
Distribution and Service Payments

The Funds adopted plans (the “Plans”) that allow each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.
Plan Payments
Under the Plans, Investor B and Investor C Shares pay a distribution fee to the Distributor and/or its affiliates, including PNC and its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC for sales support services provided in connection with the sale of Investor B and Investor C Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Investor B and Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Fund attributable to Investor B and Investor C Shares. Institutional and Investor A Shares do not pay a distribution fee.
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Under the Plans, a Fund also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B and Investor C Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B and Investor C Shares of the Fund. All Investor A, Investor B and Investor C Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B and Investor C Shares:
■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B and Investor C Shares;
■	Assisting customers in choosing and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares. Because the fees paid by a Fund under the Plans are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B and Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plans and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
The Plans permit BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and their shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.
In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
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Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you	Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).
Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you.
Next, determine the amount of your investment	• Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor C Shares.
• See “Account Information — Details About the Share Classes” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Have your Financial Intermediary submit your purchase order	The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after the close of business on the NYSE will be priced at the net asset value determined on the next business day.
A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial Intermediaries may charge a processing fee to confirm a purchase.
	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.
Add to Your Investment	Purchase additional shares	For Investor A and Investor C Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). (The minimums for additional purchases may be waived under certain circumstances.) Institutional Shares have no minimum for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)	Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.
Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at (800) 441-7762.
Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at
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Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock) (continued)	www.blackrock.com/funds. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. The Fund limits Internet purchases in Investor Shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.
Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.
Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762 or contact your Financial Intermediary (if your account is not held directly with BlackRock).
Participate in the Automatic Investment Plan (“AIP”)	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.
Refer to the “Account Services and Privileges” section of this prospectus for additional information.
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the third business day (in the case of Investor Shares) or first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.
For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares or Institutional Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	Redeem by Telephone: You may sell Investor Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated VRU service. Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.
Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.
Payment of Redemption Proceeds: Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer Your Account
Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”)	Investor A, Investor B, Investor C or Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund.
You can exchange $1,000 or more of Investor A, Investor B or Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.
You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
Some of the BlackRock Funds impose a different deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any
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Your Choices	Important Information for You to Know
Exchange Privilege (continued)	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”) (continued)	subsequent exchange.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.
Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment is $50 per portfolio. There is no AIP for Investor B Shares.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing into another BlackRock Fund, the receiving fund must be open to new purchases.
EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone	(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary
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EZ Trader (continued)	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH. (continued)or over the Internet through ACH.	if your account is held elsewhere.)
Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.
Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.
Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan (“SWP”)	This feature can be used by investors who want to receive regular distributions from their accounts.	To start an SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.
To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.
Ask your financial adviser or Financial Intermediary for details.
Reinstatement Privilege		If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
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■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.
First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.
Second, the Fund charges an annual $20 low balance fee on all Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The fee will be deducted from the Fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.
Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or Financial Intermediaries that have agreements with the Distributor, you may be able to buy Institutional Shares, including by exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.
Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.
Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
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A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Investment Management, LLC, each Fund’s sub-adviser (the “Sub-Adviser”), is a registered investment adviser organized in 1999. BlackRock Investment Management, LLC is also a commodity pool operator. BlackRock and its affiliates had approximately $3.857 trillion in investment company and other portfolio assets under management as of June 30, 2013.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets. With respect to each of the Funds, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $500 million	0.55%
$500 million — $1 billion	0.525%
Greater than $1 billion	0.50%

For the fiscal year ended May 31, 2013, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
California Fund	0.53%
New Jersey Fund	0.52%
Pennsylvania Fund	0.55%

BlackRock has voluntarily agreed to cap net expenses of the New Jersey Fund and Pennsylvania Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of certain Funds at the levels shown below (and in the case of contractual caps, at the levels shown both below and in a Fund’s fees and expenses table in the Fund Overview section of this prospectus). (Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Acquired Fund Fees and Expenses and other Fund expenses.”) To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.
BlackRock has voluntarily agreed to waive its management fees by the amount of advisory fees the Fund pays to BlackRock indirectly through its investment in affiliated money market funds.
With respect to the New Jersey Fund and Pennsylvania Fund, BlackRock has agreed to voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.
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Voluntary Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Total Annual Fund
Operating Expenses*
after giving effect to all
applicable expense
limitation provisions
(excluding Interest
Expense, Dividend
Expense, Acquired
Fund Fees and
Expenses and
certain other
		Fund expenses)
New Jersey Fund
Investor A Shares	0.87%	0.87%
Investor C Shares	1.64%	1.64%
Institutional Shares	0.78%	0.78%
Pennsylvania Fund
Investor A Shares	0.89%	0.89%
Investor C Shares	1.68%	1.67%
Institutional Shares	0.71%	0.71%

*	As a percentage of average daily net assets.
[1]	Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice.
BlackRock has entered into sub-advisory agreements with the Sub-Adviser, an affiliate of BlackRock, under which BlackRock pays the Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios.
A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock and the sub-advisory agreement with respect to each of the Funds between BlackRock and the Sub-Adviser is included in the Fund’s annual shareholder report for the fiscal period ended May 31, 2013.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
California Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA and Theodore R. Jaeckel, Jr., CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
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Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.

New Jersey Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Timothy T. Browse, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr.,CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Timothy T. Browse, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Director of BlackRock, Inc. since 2008; Vice President of BlackRock, Inc. from 2006 to 2007.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc., since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.
Under a securities lending program approved by the Board, the Funds have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on each Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.
Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, and Investor A Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A and Institutional Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A and Institutional Shares have lower expenses.
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Each Fund’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. Each Fund values fixed income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. Short-term debt securities with remaining maturities of sixty days or less are valued on the basis of amortized cost.
Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund’s shares are determined as of such times.
When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
The Fund may accept orders from certain authorized Financial Intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the respective Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if
48

any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by a Fund, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a maximum rate of 15% for individuals with incomes below $400,000 ($450,000 if married filing jointly), adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
However, for taxable years of the Fund beginning before January 1, 2014, certain distributions reported by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder will be eligible for an exemption from U.S. withholding tax.
A 30% withholding tax may be imposed on U.S.-source dividends, interest and other items paid after June 30, 2014 and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation are adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.
By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
Each Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California, New Jersey or Pennsylvania personal income taxes, respectively, with respect to the California Fund, the New Jersey Fund and the Pennsylvania Fund.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in California, New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is
49

subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income will be subject to Federal income tax and applicable state and local taxes. Dividend distributions derived from capital gains realized by a Fund on portfolio securities will be subject to Federal income tax and applicable state and local taxes.
If you redeem or exchange shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investment in private activity bonds.
Generally, within 60 days after the end of a calendar year, the Fund will tell you the amount of exempt-interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
California Fund
So long as, at the close of each quarter of California Fund’s taxable year, at least 50% of the value of California Fund’s total assets consists of California municipal securities or certain United States, California, Puerto Rico, Virgin Islands or Guam government obligations the income from which is exempt from California personal income taxation under federal or California law (collectively “CA-Exempt Obligations”), exempt-interest dividends (i) paid by California Fund in an amount not exceeding the interest received on such CA-Exempt Obligations during California Fund’s taxable year, and (ii) designated by California Fund as exempt-interest dividends (in a written notice mailed to California Fund’s shareholders not later than 60 days after the close of California Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to CA-Exempt Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to CA-Exempt Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax purposes, even though all or a portion of such dividends may be exempt for Federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Fund to purchase or carry shares of California Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Code, relating to regulated investment companies, in certain potentially material respects.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, they are also exempt from New Jersey state and local personal income taxes. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to state and local income tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, the dividends and gains derived from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
50

Pennsylvania Fund
To the extent that the distributions by the Pennsylvania Fund are derived from interest on Pennsylvania municipal bonds and the Fund meets certain state tax requirements, they are also exempt from Pennsylvania state personal income taxes. In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds and distributions that are designated as capital gain dividends for federal income tax purposes will also be exempt from the Philadelphia School District investment net income tax. Income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This section summarizes some of the consequences under current tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
51

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.
BlackRock California Municipal Bond Fund
	Institutional
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 12.48	$ 11.20	$ 11.54	$ 11.02	$ 11.22
Net investment income[1]	0.45	0.53	0.55	0.53	0.47
Net realized and unrealized gain (loss)	0.09	1.28	(0.34)	0.52	(0.20)
Net increase from investment operations	0.54	1.81	0.21	1.05	0.27
Dividends and distributions from:[2]
Net investment income	(0.46)	(0.53)	(0.55)	(0.53)	(0.47)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.48)	(0.53)	(0.55)	(0.53)	(0.47)
Net asset value, end of year	$ 12.54	$ 12.48	$ 11.20	$ 11.54	$ 11.02
Total Investment Return[4]
Based on net asset value	4.26%	16.55%	1.89%	9.72%	2.63%
Ratios to Average Net Assets
Total expenses	0.73%	0.78%	0.83%	0.79%	0.82%
Total expenses after fees waived	0.72%	0.78%	0.83%	0.78%	0.81%
Total expenses after fees waived and excluding interest expense and fees[5]	0.65%	0.68%	0.70%	0.73%	0.74%
Net investment income	3.54%	4.44%	4.90%	4.67%	4.36%
Supplemental Data
Net assets, end of year (000)	$293,150	$174,726	$87,977	$59,097	$39,135
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
52

Financial Highlights (continued)

BlackRock California Municipal Bond Fund (continued)
	Investor A
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 12.47	$ 11.19	$ 11.53	$ 11.01	$ 11.21
Net investment income[1]	0.42	0.49	0.53	0.50	0.45
Net realized and unrealized gain (loss)	0.09	1.29	(0.35)	0.53	(0.21)
Net increase from investment operations	0.51	1.78	0.18	1.03	0.24
Dividends and distributions from:[2]
Net investment income	(0.43)	(0.50)	(0.52)	(0.51)	(0.44)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.45)	(0.50)	(0.52)	(0.51)	(0.44)
Net asset value, end of year	$ 12.53	$ 12.47	$ 11.19	$ 11.53	$ 11.01
Total Investment Return[4]
Based on net asset value	4.02%	16.29%	1.65%	9.47%	2.40%
Ratios to Average Net Assets
Total expenses	0.96%	1.01%	1.07%	1.02%	1.05%
Total expenses after fees waived	0.96%	1.01%	1.07%	1.02%	1.04%
Total expenses after fees waived and excluding interest expense and fees[5]	0.88%	0.91%	0.94%	0.97%	0.97%
Net investment income	3.32%	4.19%	4.66%	4.43%	4.17%
Supplemental Data
Net assets, end of year (000)	$166,056	$117,051	$56,575	$48,331	$25,874
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
53

Financial Highlights (continued)

BlackRock California Municipal Bond Fund (continued)
	Investor B
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$12.49	$11.21	$ 11.55	$ 11.03	$ 11.23
Net investment income[1]	0.39	0.45	0.50	0.47	0.42
Net realized and unrealized gain (loss)	0.08	1.30	(0.35)	0.53	(0.20)
Net increase from investment operations	0.47	1.75	0.15	1.00	0.22
Dividends and distributions from:[2]
Net investment income	(0.39)	(0.47)	(0.49)	(0.48)	(0.42)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.41)	(0.47)	(0.49)	(0.48)	(0.42)
Net asset value, end of year	$12.55	$12.49	$ 11.21	$ 11.55	$ 11.03
Total Investment Return[4]
Based on net asset value	3.73%	15.94%	1.39%	9.17%	2.13%
Ratios to Average Net Assets
Total expenses	1.25%	1.31%	1.34%	1.29%	1.31%
Total expenses after fees waived	1.24%	1.30%	1.33%	1.28%	1.30%
Total expenses after fees waived and excluding interest expense and fees[5]	1.17%	1.21%	1.20%	1.23%	1.23%
Net investment income	3.07%	3.83%	4.37%	4.14%	3.86%
Supplemental Data
Net assets, end of year (000)	$3,570	$7,382	$11,626	$19,989	$24,705
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
54

Financial Highlights (continued)

BlackRock California Municipal Bond Fund (concluded)
	Investor C
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 12.48	$ 11.20	$ 11.54	$ 11.02	$ 11.22
Net investment income[1]	0.32	0.41	0.44	0.42	0.36
Net realized and unrealized gain (loss)	0.09	1.29	(0.34)	0.52	(0.20)
Net increase from investment operations	0.41	1.70	0.10	0.94	0.16
Dividends and distributions from:[2]
Net investment income	(0.33)	(0.42)	(0.44)	(0.42)	(0.36)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.35)	(0.42)	(0.44)	(0.42)	(0.36)
Net asset value, end of year	$ 12.54	$ 12.48	$ 11.20	$ 11.54	$ 11.02
Total Investment Return[4]
Based on net asset value	3.23%	15.42%	0.91%	8.65%	1.64%
Ratios to Average Net Assets
Total expenses	1.73%	1.76%	1.81%	1.77%	1.80%
Total expenses after fees waived	1.72%	1.76%	1.81%	1.77%	1.79%
Total expenses after fees waived and excluding interest expense and fees[5]	1.64%	1.66%	1.68%	1.72%	1.72%
Net investment income	2.56%	3.45%	3.91%	3.68%	3.41%
Supplemental Data
Net assets, end of year (000)	$92,635	$63,515	$30,434	$29,583	$13,588
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
55

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund
	Institutional
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.26	$ 10.18	$ 10.45	$ 9.85	$ 10.30
Net investment income[1]	0.43	0.45	0.48	0.47	0.46
Net realized and unrealized gain (loss)	(0.02)	1.09	(0.27)	0.58	(0.45)
Net increase from investment operations	0.41	1.54	0.21	1.05	0.01
Dividends from net investment income[2]	(0.45)	(0.46)	(0.48)	(0.45)	(0.46)
Net asset value, end of year	$ 11.22	$ 11.26	$ 10.18	$ 10.45	$ 9.85
Total Investment Return[3]
Based on net asset value	3.56%	15.41%	2.10%	10.91%	0.27%
Ratios to Average Net Assets
Total expenses	0.83%	0.82%	0.83%	0.82%	0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%	0.68%	0.62%	0.77%	0.70%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.78% [4]	0.68% [4]	0.62%	0.77% [4]	0.69% [4]
Net investment income	3.74%	4.19%	4.72%	4.57%	4.78%
Supplemental Data
Net assets, end of year (000)	$120,851	$119,558	$114,377	$158,244	$156,814
Portfolio turnover	8%	18%	14%	18%	17%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
56

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.27	$ 10.19	$ 10.46	$ 9.86	$ 10.31
Net investment income[1]	0.41	0.43	0.46	0.46	0.45
Net realized and unrealized gain (loss)	(0.01)	1.09	(0.27)	0.58	(0.46)
Net increase (decrease) from investment operations	0.40	1.52	0.19	1.04	(0.01)
Dividends from net investment income[2]	(0.44)	(0.44)	(0.46)	(0.44)	(0.44)
Net asset value, end of year	$ 11.23	$ 11.27	$ 10.19	$ 10.46	$ 9.86
Total Investment Return[3]
Based on net asset value	3.47%	15.18%	1.86%	10.79%	0.11%
Ratios to Average Net Assets
Total expenses	0.97%	0.95%	0.96%	0.97%	1.01%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.89%	0.88%	0.87%	0.87%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87% [4]	0.87% [4]	0.87%	0.87% [4]	0.85% [4]
Net investment income	3.64%	3.98%	4.48%	4.46%	4.62%
Supplemental Data
Net assets, end of year (000)	$53,521	$37,824	$27,441	$27,210	$21,227
Portfolio turnover	8%	18%	14%	18%	17%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
57

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund (concluded)
	Investor C
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.25	$ 10.17	$ 10.45	$ 9.84	$ 10.30
Net investment income[1]	0.33	0.34	0.38	0.38	0.37
Net realized and unrealized gain (loss)	(0.02)	1.09	(0.28)	0.60	(0.46)
Net increase (decrease) from investment operations	0.31	1.43	0.10	0.98	(0.09)
Dividends from net investment income[2]	(0.35)	(0.35)	(0.38)	(0.37)	(0.37)
Net asset value, end of year	$ 11.21	$ 11.25	$ 10.17	$ 10.45	$ 9.84
Total Investment Return[3]
Based on net asset value	2.68%	14.33%	0.98%	10.07%	(0.74)%
Ratios to Average Net Assets
Total expenses	1.72%	1.71%	1.71%	1.73%	1.75%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.66%	1.65%	1.64%	1.64%	1.62%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64% [4]	1.64% [4]	1.64%	1.64% [4]	1.60% [4]
Net investment income	2.87%	3.22%	3.71%	3.69%	3.89%
Supplemental Data
Net assets, end of year (000)	$30,139	$22,635	$17,639	$18,802	$14,969
Portfolio turnover	8%	18%	14%	18%	17%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
58

Financial Highlights (continued)

BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.60	$ 10.62	$ 10.93	$ 10.34	$ 10.79
Net investment income[1]	0.49	0.51	0.52	0.49	0.48
Net realized and unrealized gain (loss)	(0.06)	0.98	(0.31)	0.59	(0.44)
Net increase from investment operations	0.43	1.49	0.21	1.08	0.04
Dividends from net investment income[2]	(0.49)	(0.51)	(0.52)	(0.49)	(0.49)
Net asset value, end of year	$ 11.54	$ 11.60	$ 10.62	$ 10.93	$ 10.34
Total Investment Return[3]
Based on net asset value	3.71%	14.29%	1.99%	10.61%	0.52%
Ratios to Average Net Assets
Total expenses	0.92%	0.91%	0.91%	0.86%	0.68%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.82%	0.78%	0.71%	0.74%	0.66%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[4]	0.71%	0.67%	0.62%	0.70%	0.63%
Net investment income	4.16%	4.58%	4.86%	4.55%	4.77%
Supplemental Data
Net assets, end of year (000)	$397,618	$403,032	$387,251	$445,217	$416,433
Portfolio turnover	10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
59

Financial Highlights (continued)

BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.61	$ 10.63	$ 10.94	$ 10.35	$ 10.81
Net investment income[1]	0.46	0.49	0.49	0.47	0.46
Net realized and unrealized gain (loss)	(0.05)	0.97	(0.31)	0.59	(0.46)
Net increase from investment operations	0.41	1.46	0.18	1.06	—
Dividends from net investment income[2]	(0.47)	(0.48)	(0.49)	(0.47)	(0.46)
Net asset value, end of year	$ 11.55	$ 11.61	$ 10.63	$ 10.94	$ 10.35
Total Investment Return[3]
Based on net asset value	3.53%	14.04%	1.76%	10.40%	0.21%
Ratios to Average Net Assets
Total expenses	1.06%	1.03%	1.02%	0.98%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.99%	0.94%	0.93%	0.88%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[4]	0.89%	0.89%	0.85%	0.89%	0.85%
Net investment income	3.97%	4.36%	4.63%	4.37%	4.56%
Supplemental Data
Net assets, end of year (000)	$61,553	$42,275	$33,779	$35,515	$30,849
Portfolio turnover	10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
60

Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund (concluded)
	Investor C
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.61	$ 10.63	$ 10.94	$ 10.35	$ 10.80
Net investment income[1]	0.37	0.39	0.41	0.38	0.38
Net realized and unrealized gain (loss)	(0.05)	0.99	(0.31)	0.59	(0.44)
Net increase (decrease) from investment operations	0.32	1.38	0.10	0.97	(0.06)
Dividends from net investment income[2]	(0.38)	(0.40)	(0.41)	(0.38)	(0.39)
Net asset value, end of year	$ 11.55	$ 11.61	$ 10.63	$ 10.94	$ 10.35
Total Investment Return[3]
Based on net asset value	2.73%	13.15%	0.94%	9.54%	(0.44)%
Ratios to Average Net Assets
Total expenses	1.79%	1.80%	1.78%	1.74%	1.72%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%	1.78%	1.76%	1.71%	1.63%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[4]	1.67%	1.68%	1.66%	1.67%	1.60%
Net investment income	3.20%	3.56%	3.82%	3.58%	3.83%
Supplemental Data
Net assets, end of year (000)	$32,733	$24,714	$16,603	$17,283	$12,278
Portfolio turnover	10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
61

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
62

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
63

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing each Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of a Fund.
S&P California Municipal Bond Index — includes all California bonds in the S&P Municipal Bond Index.
S&P Municipal Bond Index — composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S& P Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
S&P New Jersey Municipal Bond Index — includes all New Jersey bonds in the S&P Municipal Bond Index.
S&P Pennsylvania Municipal Bond Index — includes all Pennsylvania bonds in the S&P Municipal Bond Index.
64

For More Information

Funds and Service Providers

FUNDS
BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441-7762
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock Investment Management, LLC
1 University Square Drive
Princeton, New Jersey 08540-6455
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
100 Summer Street
Boston, Massachusetts 02110
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
California Fund:
The Bank of New York Mellon
One Wall Street
New York, New York 10286
New Jersey Fund and Pennsylvania Fund:
State Street Bank and Trust Company
100 Summer Street
Boston, Massachusetts 02110
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 30, 2013, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call:   (800) 441-7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940
Overnight Mail
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04264
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC
PRO-10327-0913

SEPTEMBER 30, 2013
Prospectus
BlackRock California Municipal Series Trust | Investor A1 and Investor C1 Shares
►	BlackRock California Municipal Bond Fund
Investor A1: MDCMX • Investor C1: MCCMX
BlackRock Multi-State Municipal Series Trust | Investor A1 and Investor C1 Shares
►	BlackRock New Jersey Municipal Bond Fund
Investor A1: MDNJX • Investor C1: MCNJX
►	BlackRock Pennsylvania Municipal Bond Fund
Investor A1: MDPYX • Investor C1: MCPYX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About BlackRock California Municipal Bond Fund	3
	Key Facts About BlackRock New Jersey Municipal Bond Fund	8
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	13

Details About the Funds	How each Fund Invests	18
	Investment Risks	21

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	37
	Portfolio Manager Information	38
	Conflicts of Interest	40
	Valuation of Fund Investments	40
	Dividends, Distributions and Taxes	41

Financial Highlights	Financial Performance of the Funds	45

General Information	Shareholder Documents	51
	Certain Fund Policies	51
	Statement of Additional Information	52

Glossary	Glossary of Investment Terms	53

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock California Municipal Bond Fund
Investment Objective

The investment objective of BlackRock California Municipal Bond Fund (the “California Fund” or the “Fund”) is to provide shareholders with income exempt from Federal and California income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)		Investor A1 Shares		Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.00%		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		1.00% [2]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A1 Shares		Investor C1 Shares
Management Fee		0.54%		0.54%
Distribution and/or Service (12b-1) Fees		0.10%		0.60%
Other Expenses		0.18%		0.18%
Interest Expense	0.07%		0.07%
Miscellaneous Other Expenses	0.11%		0.11%
Acquired Fund Fees and Expenses[3]		0.03%		0.03%
Total Annual Fund Operating Expenses[3]		0.85%		1.35%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C1 Shares after one year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$483	$660	$852	$1,407
Investor C1 Shares	$237	$428	$739	$1,624

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$137	$428	$739	$1,624

3

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from California income tax. Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
4

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of California. As a result, the Fund is more exposed to risks affecting issuers of California municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
5

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P California Municipal Bond Index and the S&P Municipal Bond Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock California Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.05% (quarter ended September 30, 2009) and the lowest return for a quarter was -6.15% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -5.00%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock California Municipal Bond Fund — Investor A1
Return Before Taxes	7.11%	6.03%	4.75%
Return After Taxes on Distributions	7.08%	6.01%	4.74%
Return After Taxes on Distributions and Sale of Shares	5.99%	5.77%	4.67%
BlackRock California Municipal Bond Fund — Investor C1
Return Before Taxes	9.93%	6.36%	4.65%
S&P California Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	8.89%	6.04%	5.33%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A1 Shares only, and the after-tax returns for Investor C1 Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
6

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	1993	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Investor A1 and Investor C1 Shares
Minimum Initial Investment	Available only for dividend and capital gain reinvestment for existing shareholders and certain employer-sponsored retirement plans.
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Finanical Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Finanical Intermediary to recommend the Fund over another investment. Ask your individual Finanical Intermediary or visit your Financial Intermediary’s website for more information.
7

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)		Investor A1 Shares		Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.00%		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		1.00% [2]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A1 Shares		Investor C1 Shares
Management Fee		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.10%		0.60%
Other Expenses		0.17%		0.17%
Interest Expense	0.02%		0.02%
Miscellaneous Other Expenses	0.15%		0.15%
Acquired Fund Fees and Expenses[3]		0.01%		0.01%
Total Annual Fund Operating Expenses[3]		0.83%		1.33%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C1 Shares after one year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$481	$654	$842	$1,384
Investor C1 Shares	$235	$421	$729	$1,601

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$135	$421	$729	$1,601

8

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
9

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
10

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P New Jersey Municipal Bond Index and the S&P Municipal Bond Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.14% (quarter ended September 30, 2009) and the lowest return for a quarter was -5.46% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -4.35%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond Fund — Investor A1
Return Before Taxes	6.17%	5.44%	5.00%
Return After Taxes on Distributions	6.12%	5.43%	4.99%
Return After Taxes on Distributions and Sale of Shares	5.42%	5.26%	4.90%
BlackRock New Jersey Municipal Bond Fund — Investor C1
Return Before Taxes	9.04%	5.79%	4.90%
S&P New Jersey Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	8.36%	6.03%	5.43%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A1 Shares only, and the after-tax returns for Investor C1 Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
11

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy T. Browse, CFA	2006	Director of BlackRock, Inc.
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Investor A1 and Investor C1 Shares
Minimum Initial Investment	Available only for dividend and capital gain reinvestment for existing shareholders and certain employer-sponsored retirement plans.
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from New Jersey personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Finanical Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Finanical Intermediary to recommend the Fund over another investment. Ask your individual Finanical Intermediary or visit your Financial Intermediary’s website for more information.
12

Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)		Investor A1 Shares		Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.00%		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		1.00% [2]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A1 Shares		Investor C1 Shares
Management Fee		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.10%		0.60%
Other Expenses		0.24%		0.22%
Interest Expense	0.11%		0.11%
Miscellaneous Other Expenses	0.13%		0.11%
Acquired Fund Fees and Expenses[3]		0.01%		0.01%
Total Annual Fund Operating Expenses[3]		0.90%		1.38%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C1 Shares after one year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$488	$676	$879	$1,464
Investor C1 Shares	$240	$437	$755	$1,657

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$140	$437	$755	$1,657

13

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the municipal bond underlying a tender option bond trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
14

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.
15

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Pennsylvania Municipal Bond Index and the S&P Municipal Bond Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 8.64% (quarter ended September 30, 2009) and the lowest return for a quarter was -6.57% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2013 was -4.63%.
As of 12/31/12 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond Fund — Investor A1
Return Before Taxes	4.88%	5.16%	4.62%
Return After Taxes on Distributions	4.87%	5.16%	4.60%
Return After Taxes on Distributions and Sale of Shares	4.68%	5.05%	4.57%
BlackRock Pennsylvania Municipal Bond Fund — Investor C1
Return Before Taxes	7.78%	5.48%	4.52%
S&P Pennsylvania Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	6.89%	5.74%	5.15%
S&P Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.42%	5.78%	5.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A1 Shares only, and the after-tax returns for Investor C1 Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
16

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Investor A1 and Investor C1 Shares
Minimum Initial Investment	Available only for dividend and capital gain reinvestment for existing shareholders and certain employer-sponsored retirement plans.
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from Pennsylvania personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other Finanical Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other Finanical Intermediary to recommend the Fund over another investment. Ask your individual Finanical Intermediary or visit your Financial Intermediary’s website for more information.
17

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock California Municipal Bond Fund (the “California Fund”), BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each a “Fund” and, collectively, the “Funds”) and your rights as a shareholder.
How each Fund Invests

Investment Process
With respect to each Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, Fund management considers the availability of features that protect against an early call of a bond by the issuer.
California Fund
Investment Objective
The investment objective of the California Fund is to provide shareholders with income exempt from Federal and California income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
The Fund invests primarily in long-term investment grade California municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from California income tax. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in California or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Trust Certificates”), which are sold to other third party
18

investors, and residual interest municipal tender option bonds (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Walter O’Connor, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the TOB Trust, into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: TOB Trust Certificates, which are sold to other third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Timothy T. Browse, CFA, Theodore R. Jaeckel, Jr., CFA and Walter O’Connor, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the TOB Trust, into which the Fund transfers municipal bonds or other municipal securities. A TOB Trust typically issues two classes of beneficial interests: TOB Trust Certificates, which are sold to other third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in both TOB Trust Certificates and TOB Residuals. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.
■	Derivatives — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such
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as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.
■	Indexed and Inverse Floating Rate Securities — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
■	Variable Rate Demand Obligations — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
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Principal Risks of Investing in the Funds
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Interest Rate Risk — Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and the investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (New Jersey Fund and Pennsylvania Fund) — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
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■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
California — California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State has a population of about 38.0 million, which has been growing at a 1-2 percent annual rate for several decades. In 2012, gross domestic product of goods and services in the State exceeded $2.0 trillion. Total civilian employment was almost 17.0 million as of July 2013.
The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. While the California economy has been improving since 2009, by mid-2011 the State Department of Finance indicated that, due to a host of external factors, economic progress had slowed. Although the State labor market conditions have improved since the depths of the recession, the State’s unemployment rate, at 8.7 percent in July 2013, is approximately 1.3 percent higher than the national average.
The adopted State budget for fiscal year 2013-14, which began with a reserve of approximately $254 million, was projected to leave a fiscal year-end reserve of approximately $1.1 billion at June 30, 2012. The projected budget results are a dramatic improvement from prior budgets following the recession, which, with the exception of the budget for fiscal year 2012-13, consistently had multi-billion dollar deficits.
Most local government agencies continue to face budget constraints due to limited taxing powers and a weakened economy, among other factors. Counties, in particular, also face the rising costs of mandated expenditures for health, welfare and public safety. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. Three California cities, Vallejo, Stockton and San Bernardino, and the Town of Mammoth Lakes, have filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code. Other cities have indicated they, too, are facing severe fiscal conditions.
State general obligation bonds are, as of September 1, 2013, rated “A1” by Moody’s Investors Service, “A” by Standard & Poor’s, and “A” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.
New Jersey — Economic conditions in New Jersey have continued to improve from the low levels reached in the 2008-2009 recession. This improvement has been manifested in the expansion of consumer and capital spending, and has resulted in increased employment. Aggregate household wealth has reached new highs, largely reflecting the recovery of the stock market, but home values have also begun to increase. Household debt balances have declined. More recently, the housing market has started to improve. According to information released by the New Jersey Department of Labor and Workforce Development on March 18, 2013, payroll employment in 2012 averaged 1.3% higher than in 2011, which was the largest percentage gain since 2000. New Jersey’s level of payroll employment as of June 2013 was 3.970 million, which was 1.9% (+74,800) higher than the level of payroll employment as of June 2012.
Pennsylvania — Although the Pennsylvania economy has diversified into other industries, it has historically been identified as a heavy industry state. As in many other industrially developed states, economic activity may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing laws or laws with respect to tax-exempt financing.
■	Tender Option Bonds Risk — The Fund’s use of tender option bonds may reduce the Fund’s returns and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate
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security, including the risk of loss of principal. Distributions on TOB Residuals and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals and inverse floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in tender option bonds on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of certain termination events. When a Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any Liquidation Shortfall.
Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Derivatives Risk — Derivatives are volatile and involve significant risks, including:
Volatility Risk – The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Liquidity Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk – Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk – When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk – The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
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Regulatory Risk – Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. In particular, the Dodd-Frank Wall Street Reform Act (the “Reform Act”) may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Reform Act substantially increases regulation of the over-the-counter derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include over-the-counter derivatives and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, the Fund may be subject to additional recordkeeping and reporting requirements.
Risks Specific to Certain Derivatives Used by the Fund
Credit Default Swaps – Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures – Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Indexed and Inverse Securities – Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Options – An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
Swaps – Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
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■	Insurance Risk — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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■	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Taxability Risk — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risks — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A1 and Investor C1 Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial adviser or Financial Intermediary can help you determine which share class is best suited to your personal financial goals.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock. Investor A1 Shares of the California Fund are available only to certain fee based programs, for dividend and capital gain reinvestment and on conversion from Investor B Shares. Investor C1 Shares of the California Fund are no longer available for purchase except for dividend and capital gain reinvestment for existing shareholders.
Investor A1 and Investor C1 Shares of the New Jersey Fund and the Pennsylvania Fund are no longer available for purchase except for dividend and capital gain reinvestment for existing shareholders.
Details About the Share Classes

Investor A1 Shares at Net Asset Value
If you invest $1,000,000 or more in Investor A1 Shares, you will not pay any initial sales charge. However, if you redeem your Investor A1 Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”
No initial sales charge applies to Investor A1 Shares that you buy through reinvestment of Fund dividends or capital gains.
Right of Accumulation
Investors have a “right of accumulation” under which the current value of (i) an investor’s existing BlackRock Funds Investor A and A1, Investor B, B1 and B3, Investor C, C1, C2 and C3 and Institutional Shares and/or (ii) the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
Investor C1 Shares
If you redeem Investor C1 Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regards to any redemption fee. When you redeem Investor C1 Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C1 Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C1 Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
Investor C1 Shares do not offer a conversion privilege.
Contingent Deferred Sales Charge Waivers
The deferred sales charge relating to Investor A1 and Investor C1 Shares may be reduced or waived in certain circumstances, such as:
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■	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in the Fund through such plans;
■	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer your Account”;
■	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70½;
■	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59½ years old and you purchased your shares prior to October 2, 2006;
■	Redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or an affiliate;
■	Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);
■	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;
■	Involuntary redemptions made of shares in accounts with low balances;
■	Certain redemptions made through the Systematic Withdrawal Plan offered by the Fund, BlackRock or an affiliate;
■	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and
■	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
Distribution and Service Payments

The Funds adopted plans (the “Plans”) that allow each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.
Plan Payments
Under the Plans, Investor C1 Shares pay a distribution fee to the Distributor, and/or its affiliates including The PNC Financial Services Group, Inc. (“PNC”) and its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC for sales support services provided in connection with the sale of Investor C1 Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor C1 Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Fund attributable to Investor C1 Shares, as applicable. Investor A1 Shares do not pay a distribution fee.
Under the Plans, a Fund also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A1 and Investor C1 Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A1 and Investor C1 Shares of the Fund. All Investor A1 and Investor C1 Shares pay this shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A1 and Investor C1 Shares:
■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A1 and Investor C1 Shares;
■	Assisting customers in choosing and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Funds’ shares. Because the fees paid by the Funds under the Plans are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C1 Shares may over time cost investors more
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than the front-end sales charge on Investor A1 Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plans and fees the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
The Plans permit BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.
In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Investor A1 or Investor C1 Shares
Investor A1 Shares of the California Fund are available only to certain fee based programs, for dividend and capital gain reinvestment and on conversion from Investor B Shares. Investor C1 Shares of the California Fund are no longer available for purchase except for dividend and capital gain reinvestment for existing shareholders.
Investor A1 and Investor C1 Shares of the New Jersey Fund and the Pennsylvania Fund are no longer available for purchase except for dividend and capital gain reinvestment for existing shareholders.
How to Buy Shares
Your Choices	Important Information for You to Know
Add to Your Investment	First, have your Financial Intermediary submit your purchase order	Since purchases are limited to certain employer-sponsored retirement plans, contact your Financial Intermediary to see if you qualify.
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (“NYSE
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Your Choices	Important Information for You to Know
Add to Your Investment (continued)	First, have your Financial Intermediary submit your purchase order (continued)	“)(generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Other Financial Intermediaries may charge a processing fee to confirm a purchase.
Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762, or contact your Financial Intermediary (if your account is not held directly with BlackRock).

How to Pay for Shares
Your Choices	Important Information for You to Know
Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the third business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A1 or Investor C1 Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders who hold more than one class should indicate which class of shares they are redeeming.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming:
Redeem by Telephone: You may sell shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House Network (“ACH”) or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated voice response unit service (“VRU”). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019, or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required, but may be waived in certain limited circumstances. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.
Payment of Redemption Proceeds: Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer your Account
Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”)	Investor A1 Shares and Investor C1 Shares of the Fund are generally exchangeable for Investor A Shares and Investor C Shares, respectively, of another BlackRock Fund.
You can exchange $1,000 or more of Investor A1 Shares or Investor C1 Shares from one fund into Investor A Shares and Investor C Shares, respectively, of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A1 Shares or Investor C1 Shares if you already have an account in the fund into which you are exchanging). You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
Some of the BlackRock Funds impose a different deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below.
For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
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	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.
Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required and investments in any additional funds must meet minimum initial investment requirements. For more information, please call (800) 441-7762. See “Exchange Privilege” for information on which classes of the Fund you may exchange into.
Systematic Withdrawal Plan	This feature can be used by investors who want to receive regular distributions from their accounts.	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.
To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A1 Shares of a Fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be accepted on redemptions of Investor A1 or Investor C1 Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annual scale. For example, monthly, quarterly and semi-annual SWP redemptions of Investor A1 or Investor C1 Shares will not be subject to the CDSC if they do not exceed 1% and 6%, respectively of an account’s net asset value on the redemption date. SWP redemptions of Investor A1 or Investor C1 Shares in excess of the limit will pay any applicable CDSC.
Ask your financial adviser or other Financial Intermediary for details.

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Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.
First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.
Second, the Fund charges an annual $20 low balance fee on all Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The fee will be deducted from the Fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.
Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or Financial Intermediaries that have agreements with the Distributor, you may be able to buy Institutional Shares, including by exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.
Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A1 Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges.
Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The
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exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Investment Management, LLC, each Fund’s sub-adviser (the “Sub-Adviser”), is a registered investment adviser organized in 1999. BlackRock Investment Management, LLC is also a commodity pool operator. BlackRock and its affiliates had approximately $3.857 trillion in investment company and other portfolio assets under management as of June 30, 2013.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets. With respect to each of the Funds, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $500 million	0.55%
$500 million — $1 billion	0.525%
Greater than $1 billion	0.50%

For the fiscal year ended May 31, 2013, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
California Fund	0.53%
New Jersey Fund	0.52%
Pennsylvania Fund	0.55%

BlackRock has voluntarily agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each class of shares of the Funds at the levels shown below (and in the case of contractual caps, at the levels shown both below and in a Fund’s fees and expenses table in the Fund Overview section of this prospectus). (Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Acquired Fund Fees and Expenses and other Fund expenses.”) To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.
BlackRock has voluntarily agreed to waive its management fees by the amount of advisory fees the Fund pays to BlackRock indirectly through its investment in affiliated money market funds.
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With respect to the New Jersey Fund and Pennsylvania Fund, BlackRock has agreed to voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.
Voluntary Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]
New Jersey Fund
Investor A1 Shares	0.72%
Investor C1 Shares	1.23%
Pennsylvania Fund
Investor A1 Shares	0.73%
Investor C1 Shares	1.26%

*	As a percentage of average daily net assets.
[1]	Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice.
BlackRock has entered into sub-advisory agreements with the Sub-Adviser, an affiliate of BlackRock, under which BlackRock pays the Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios.
A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock and the sub-advisory agreement with respect to each of the Funds between BlackRock and the Sub-Adviser is included in the Fund’s annual shareholder report for the fiscal year ended May 31, 2013.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
California Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA and Theodore R. Jaeckel, Jr., CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
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Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.

New Jersey Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Timothy T. Browse, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr.,CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Timothy T. Browse, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Director of BlackRock, Inc. since 2008; Vice President of BlackRock, Inc. from 2006 to 2007.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc., since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.
Under a securities lending program approved by the Board, the Funds have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.
Generally, Investor A1 Shares will have a higher net asset value than Investor C1 Shares. Also, dividends paid on Investor A1 Shares will generally be higher than dividends paid on Investor C1 Shares because Investor A1 Shares have lower expenses.
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Each Fund’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. Each Fund values fixed income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. Short-term debt securities with remaining maturities of sixty days or less are valued on the basis of amortized cost.
Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
The Fund may accept orders from certain authorized Financial Intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Finanical Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or respective Fund.
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Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by the Fund, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a maximum rate of 15% for individuals with incomes below $400,000 ($450,000 if married filing jointly), adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
However, for taxable years of the Fund beginning before January 1, 2014, certain distributions reported by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder will be eligible for an exemption from U.S. withholding tax.
A 30% withholding tax may be imposed on U.S.-source dividends, interest and other items paid after June 30, 2014 and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation are adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.
By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
Each Fund intends to make distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California, New Jersey or Pennsylvania personal income taxes, respectively, with respect to the California Fund, the New Jersey Fund and the Pennsylvania Fund.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in California, New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased
42

Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income will be subject to Federal income tax and applicable state and local taxes. Dividend distributions derived from capital gains realized by a Fund on portfolio securities will be subject to Federal income tax and applicable state and local taxes.
If you redeem or exchange shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investment in private activity bonds.
Generally, within 60 days after the end of a calendar year, the Fund will tell you the amount of exempt-interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
California Fund
So long as, at the close of each quarter of California Fund’s taxable year, at least 50% of the value of California Fund’s total assets consists of California municipal securities or certain United States, California, Puerto Rico, Virgin Islands or Guam government obligations the income from which is exempt from California personal income taxation under federal or California law (collectively “CA-Exempt Obligations”), exempt-interest dividends (i) paid by California Fund in an amount not exceeding the interest received on such CA-Exempt Obligations during California Fund’s taxable year, and (ii) designated by California Fund as exempt-interest dividends (in a written notice mailed to California Fund’s shareholders not later than 60 days after the close of California Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to CA-Exempt Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to CA-Exempt Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax purposes, even though all or a portion of such dividends may be exempt for Federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Fund to purchase or carry shares of California Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Code, relating to regulated investment companies, in certain potentially material respects.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, they are also exempt from New Jersey state and local personal income taxes. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to state and local income tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, the dividends and gains derived from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
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Pennsylvania Fund
To the extent that the distributions by the Pennsylvania Fund are derived from interest on Pennsylvania municipal bonds and the Fund meets certain state tax requirements, they are also exempt from Pennsylvania state personal income taxes. In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds and distributions that are designated as capital gain dividends for federal income tax purposes will also be exempt from the Philadelphia School District investment net income tax. Income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This section summarizes some of the consequences under current tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in the indicated Fund’s Annual Report, which is available upon request.
BlackRock California Municipal Bond Fund
	Investor A1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 12.48	$ 11.20	$ 11.54	$ 11.02	$ 11.22
Net investment income[1]	0.44	0.52	0.54	0.52	0.46
Net realized and unrealized gain (loss)	0.09	1.28	(0.34)	0.52	(0.20)
Net increase from investment operations	0.53	1.80	0.20	1.04	0.26
Dividends and distributions from:[2]
Net investment income	(0.45)	(0.52)	(0.54)	(0.52)	(0.46)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.47)	(0.52)	(0.54)	(0.52)	(0.46)
Net asset value, end of year	$ 12.54	$ 12.48	$ 11.20	$ 11.54	$ 11.02
Total Investment Return[4]
Based on net asset value	4.17%	16.45%	1.82%	9.63%	2.56%
Ratios to Average Net Assets
Total expenses	0.82%	0.87%	0.91%	0.87%	0.89%
Total expenses after fees waived	0.81%	0.86%	0.91%	0.86%	0.88%
Total expenses after fees waived and excluding interest expense and fees[5]	0.74%	0.77%	0.78%	0.81%	0.81%
Net investment income	3.48%	4.42%	4.81%	4.57%	4.30%
Supplemental Data
Net assets, end of year (000)	$177,677	$183,008	$169,576	$187,784	$190,693
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
45

Financial Highlights (continued)

BlackRock California Municipal Bond Fund (concluded)
	Investor C1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 12.48	$ 11.20	$ 11.54	$ 11.02	$ 11.22
Net investment income[1]	0.38	0.46	0.49	0.46	0.41
Net realized and unrealized gain (loss)	0.09	1.28	(0.35)	0.53	(0.20)
Net increase from investment operations	0.47	1.74	0.14	0.99	0.21
Dividends and distributions from:[2]
Net investment income	(0.39)	(0.46)	(0.48)	(0.47)	(0.41)
Net realized gain	(0.02)	—	—	—	(0.00) [3]
Total dividends and distributions	(0.41)	(0.46)	(0.48)	(0.47)	(0.41)
Net asset value, end of year	$ 12.54	$ 12.48	$ 11.20	$ 11.54	$ 11.02
Total Investment Return[4]
Based on net asset value	3.65%	15.87%	1.31%	9.09%	2.04%
Ratios to Average Net Assets
Total expenses	1.32%	1.37%	1.41%	1.37%	1.40%
Total expenses after fees waived	1.31%	1.37%	1.40%	1.36%	1.38%
Total expenses after fees waived and excluding interest expense and fees[5]	1.24%	1.27%	1.28%	1.31%	1.32%
Net investment income	2.98%	3.93%	4.29%	4.07%	3.79%
Supplemental Data
Net assets, end of year (000)	22,054	$24,486	$24,195	$28,506	$30,007
Portfolio turnover	51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Interest expense and fees relate to TOBs.
46

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund
	Investor A1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.27	$ 10.19	$ 10.46	$ 9.86	$ 10.31
Net investment income[1]	0.43	0.44	0.48	0.47	0.46
Net realized and unrealized gain (loss)	(0.02)	1.09	(0.28)	0.59	(0.45)
Net increase from investment operations	0.41	1.53	0.20	1.06	0.01
Dividends from net investment income[2]	(0.45)	(0.45)	(0.47)	(0.46)	(0.46)
Net asset value, end of year	$ 11.23	$ 11.27	$ 10.19	$ 10.46	$ 9.86
Total Investment Return[3]
Based on net asset value	3.62%	15.35%	2.02%	10.96%	0.26%
Ratios to Average Net Assets
Total expenses	0.82%	0.82%	0.81%	0.83%	0.86%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.74%	0.73%	0.71%	0.72%	0.72%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.72% [4]	0.72% [4]	0.71%	0.72% [4]	0.70% [4]
Net investment income	3.80%	4.14%	4.64%	4.62%	4.77%
Supplemental Data
Net assets, end of year (000)	$34,941	$36,387	$33,063	$36,704	$36,008
Portfolio turnover	8%	18%	14%	18%	17%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
47

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund (concluded)
	Investor C1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.26	$ 10.17	$ 10.45	$ 9.85	$ 10.30
Net investment income[1]	0.38	0.39	0.42	0.42	0.41
Net realized and unrealized gain (loss)	(0.02)	1.10	(0.28)	0.59	(0.45)
Net increase (decrease) from investment operations	0.36	1.49	0.14	1.01	(0.04)
Dividends from net investment income[2]	(0.40)	(0.40)	(0.42)	(0.41)	(0.41)
Net asset value, end of year	$ 11.22	$ 11.26	$ 10.17	$ 10.45	$ 9.85
Total Investment Return[3]
Based on net asset value	3.10%	14.89%	1.40%	10.41%	(0.24)%
Ratios to Average Net Assets
Total expenses	1.32%	1.31%	1.30%	1.32%	1.34%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.25%	1.24%	1.22%	1.23%	1.22%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.23% [4]	1.23% [4]	1.22%	1.23% [4]	1.20% [4]
Net investment income	3.29%	3.65%	4.14%	4.11%	4.27%
Supplemental Data
Net assets, end of year (000)	$10,070	$11,228	$12,948	$14,942	$14,821
Portfolio turnover	8%	18%	14%	18%	17%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
48

Financial Highlights (continued)

BlackRock Pennsylvania Municipal Bond Fund
	Investor A1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$ 11.61	$ 10.63	$ 10.94	$ 10.35	$ 10.81
Net investment income[1]	0.49	0.51	0.51	0.48	0.48
Net realized and unrealized gain (loss)	(0.06)	0.97	(0.31)	0.59	(0.46)
Net increase from investment operations	0.43	1.48	0.20	1.07	0.02
Dividends from net investment income[2]	(0.49)	(0.50)	(0.51)	(0.48)	(0.48)
Net asset value, end of year	$ 11.55	$ 11.61	$ 10.63	$ 10.94	$ 10.35
Total Investment Return[3]
Based on net asset value	3.69%	14.22%	1.94%	10.58%	0.36%
Ratios to Average Net Assets
Total expenses	0.89%	0.89%	0.88%	0.84%	0.83%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.84%	0.83%	0.76%	0.77%	0.73%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[4]	0.73%	0.73%	0.67%	0.73%	0.70%
Net investment income	4.14%	4.52%	4.81%	4.53%	4.71%
Supplemental Data
Net assets, end of year (000)	$21,169	$22,677	$20,940	$22,892	$22,855
Portfolio turnover	10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs.
49

Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund (concluded)
	Investor C1
	Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.60	$10.62	$10.93	$ 10.34	$ 10.79
Net investment income[1]	0.42	0.45	0.46	0.43	0.43
Net realized and unrealized gain (loss)	(0.05)	0.97	(0.31)	0.59	(0.45)
Net increase (decrease) from investment operations	0.37	1.42	0.15	1.02	(0.02)
Dividends from net investment income[2]	(0.43)	(0.44)	(0.46)	(0.43)	(0.43)
Net asset value, end of year	$11.54	$11.60	$10.62	$ 10.93	$ 10.34
Total Investment Return[3]
Based on net asset value	3.15%	13.63%	1.42%	10.01%	(0.05)%
Ratios to Average Net Assets
Total expenses	1.37%	1.38%	1.37%	1.33%	1.32%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.37%	1.36%	1.27%	1.29%	1.23%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[4]	1.26%	1.26%	1.18%	1.25%	1.20%
Net investment income	3.62%	3.99%	4.29%	4.01%	4.21%
Supplemental Data
Net assets, end of year (000)	$7,386	$7,988	$7,989	$10,805	$11,324
Portfolio turnover	10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
50

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
51

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
52

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of the Fund.
S&P California Municipal Bond Index — includes all California bonds in the S&P Municipal Bond Index.
S&P Municipal Bond Index — composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S& P Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
S&P New Jersey Municipal Bond Index — includes all New Jersey bonds in the S&P Municipal Bond Index.
S&P Pennsylvania Municipal Bond Index — includes all Pennsylvania bonds in the S&P Municipal Bond Index.
53

For More Information

Funds and Service Providers

FUNDS
BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441-7762
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock Investment Management, LLC
1 University Square Drive
Princeton, New Jersey 08540-6455
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
100 Summer Street
Boston, Massachusetts 02110
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
California Fund:
The Bank of New York Mellon
One Wall Street
New York, New York 10286
New Jersey Fund and Pennsylvania Fund:
State Street Bank and Trust Company
100 Summer Street
Boston, Massachusetts 02110
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 30, 2013, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call:   (800) 441-7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940
Overnight Mail
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04264
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC
PRO-10327-PRI-0913